INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
2014	$ 3,590,000
2015	3,590,000
2016	3,127,000
2017	2,809,000
2018 and thereafter	4,840,000
Finite Lived Intangible Assets Amortization Expenses	$ 17,956,000